Financial instruments - Bank Borrowings, Non-Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Notional amount	$ 313,107	$ 50,707
Bond issuance costs	(5,336)	(3,708)
Unsecured obligations
Financial instruments [Line Items]
Notional amount	136,000	300,000
Carrying amount	136,000	300,000
Bond issuance costs	(6,317)	(4,482)
Total	129,683	295,518
Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	200,000
Carrying amount	0	200,000
Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	136,000	100,000
Carrying amount	$ 136,000	$ 100,000
Banco Santander/Kexim
Financial instruments [Line Items]
Effective rate	4.73%	5.49%
Nominal rate	4.28%	6.36%
Banco Santander/Kexim | Unsecured obligations
Financial instruments [Line Items]
Notional amount	$ 100,000	$ 100,000
Carrying amount	100,000	100,000
Bond issuance costs	(2,997)	(2,834)
Total	97,003	97,166
Banco Santander/Kexim | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Banco Santander/Kexim | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Banco Santander/Kexim | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	100,000	100,000
Carrying amount	$ 100,000	$ 100,000
Banco Santander Kexim 2
Financial instruments [Line Items]
Effective rate	4.27%
Nominal rate	4.29%
Banco Santander Kexim 2 | Unsecured obligations
Financial instruments [Line Items]
Notional amount	$ 36,000
Carrying amount	36,000
Bond issuance costs	(3,320)
Total	32,680
Banco Santander Kexim 2 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Banco Santander Kexim 2 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Banco Santander Kexim 2 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	36,000
Carrying amount	$ 36,000
Bank of Nova Scotia
Financial instruments [Line Items]
Effective rate		5.88%
Nominal rate		6.64%
Bank of Nova Scotia | Unsecured obligations
Financial instruments [Line Items]
Notional amount		$ 200,000
Carrying amount		200,000
Bond issuance costs		(1,648)
Total		198,352
Bank of Nova Scotia | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount		0
Carrying amount		0
Bank of Nova Scotia | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount		200,000
Carrying amount		200,000
Bank of Nova Scotia | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount		0
Carrying amount		$ 0